Financial investments	12 Months Ended
Dec. 31, 2023
Financial Investments
Financial investments

8	Financial investments

The Company has financial investments in Bank Deposit Certificate - CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	December 31, 2023	December 31, 2022
Banco BV	322,240	289,909
Banco Itaú Unibanco S/A	-	403,732
Banco Bradesco S/A	643,445	578,752
Banco BTG Pactual S/A	449,241	404,363
Banco do Brasil S/A	1,011,826	1,117
	2,426,752	1,677,873

As of December 31, 2023, the average yield of the financial investments corresponded to 103.3% of CDI in December 2023 (102.90% as of December 31, 2022).